Fees Summary	Sep. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 172,500,120.75
Previously Paid Amount	0.00
Total Fee Amount	23,822.27
Total Offset Amount	0.00
Net Fee	23,822.27
Narrative - Max Aggregate Offering Price	$ 172,500,120.75
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true